Portfolio of Investments – as of June 30, 2026 (Unaudited)
Loomis Sayles High Income Opportunities Fund

Principal Amount	Description	Value (†)
Bonds and Notes — 83.2% of Net Assets

Non-Convertible Bonds — 80.7%
	ABS Home Equity — 0.0%
$82,419	DSLA Mortgage Loan Trust, Series 2005-AR5, Class 2A1A, 1 mo. USD SOFR + 0.774%, 4.414%, 9/19/2045(a)(b)	$42,522
	Aerospace & Defense — 1.3%
600,000	ATI, Inc., 5.875%, 6/15/2033	608,335
630,000	TransDigm, Inc., 4.625%, 1/15/2029	619,971
800,000	TransDigm, Inc., 6.250%, 1/31/2034(c)	816,317
1,300,000	TransDigm, Inc., 6.375%, 3/01/2029(c)	1,319,865
190,000	TransDigm, Inc., 6.375%, 5/31/2033(c)	191,807
260,000	TransDigm, Inc., 6.750%, 8/15/2028(c)	262,605
90,000	TransDigm, Inc., 6.875%, 12/15/2030(c)	92,493
		3,911,393
	Automotive — 3.0%
210,000	American Axle & Manufacturing, Inc., 5.000%, 10/01/2029	203,732
1,670,000	Dorman Products, Inc., 6.250%, 6/15/2034(c)	1,689,188
1,145,000	General Motors Financial Co., Inc., Series A, (fixed rate to 9/30/2027, variable rate thereafter), 5.750%(d)	1,144,056
765,000	Nissan Motor Acceptance Co. LLC, 5.625%, 9/29/2028(c)	763,246
756,000	Nissan Motor Co. Ltd., 4.345%, 9/17/2027(c)	743,789
1,073,000	Nissan Motor Co. Ltd., 4.810%, 9/17/2030(c)	999,325
2,172,000	ZF North America Capital, Inc., 6.750%, 4/23/2030(c)	2,153,810
235,000	ZF North America Capital, Inc., 6.875%, 4/23/2032(c)	231,194
600,000	ZF North America Capital, Inc., 7.125%, 4/14/2030(c)	603,792
416,000	ZF North America Capital, Inc., 7.500%, 3/24/2031(c)	418,806
		8,950,938
	Banking — 0.8%
400,000	Intesa Sanpaolo SpA, (fixed rate to 6/01/2041, variable rate thereafter), 4.950%, 6/01/2042(c)	348,148
1,810,000	Synchrony Financial, 7.250%, 2/02/2033	1,886,765
		2,234,913
	Brokerage — 0.8%
770,000	Jane Street Group/JSG Finance, Inc., 6.750%, 5/01/2033(c)	791,842
180,000	Jane Street Group/JSG Finance, Inc., 7.125%, 4/30/2031(c)	186,112
723,000	Osaic Holdings, Inc., 6.750%, 8/01/2032(c)	724,236
725,000	Osaic Holdings, Inc., 8.000%, 8/01/2033(c)	727,678
		2,429,868
	Building Materials — 0.9%
596,000	Core & Main LP, 6.000%, 7/01/2034(c)	598,803
1,255,000	Quikrete Holdings, Inc., 6.375%, 3/01/2032(c)	1,281,577
810,000	QXO Building Products, Inc., 6.500%, 7/15/2031(c)	825,529
		2,705,909
	Cable Satellite — 8.7%
272,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.500%, 8/15/2030(c)	252,836
4,942,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.750%, 3/01/2030(c)	4,685,763
1,135,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.000%, 2/01/2028(c)	1,120,781
600,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.375%, 6/01/2029(c)	586,960
Principal Amount	Description	Value (†)

	Cable Satellite — continued
$1,235,000	CSC Holdings LLC, 4.625%, 12/01/2030(c)	$287,138
1,917,000	CSC Holdings LLC, 5.375%, 2/01/2028(c)	1,201,671
2,375,000	CSC Holdings LLC, 5.750%, 1/15/2030(c)	550,703
1,090,000	CSC Holdings LLC, 7.500%, 4/01/2028(c)	294,454
2,950,000	CSC Holdings LLC, 11.250%, 5/15/2028(c)	1,902,596
1,939,000	Directv Financing LLC, 8.875%, 2/01/2030(c)	1,971,031
175,000	Directv Financing LLC, 8.875%, 2/01/2030(c)	178,105
2,675,000	Directv Financing LLC/Directv Financing Co-Obligor, Inc., 10.000%, 2/15/2031(c)	2,775,861
3,151,000	DISH DBS Corp., 5.250%, 12/01/2026(c)	3,117,489
430,000	DISH DBS Corp., 5.750%, 12/01/2028(c)	416,562
617,000	DISH DBS Corp., 7.750%, 7/01/2026	617,000
205,000	DISH Network Corp., 11.750%, 11/15/2027(c)	210,648
5,180,457	EchoStar Corp., 10.750%, 11/30/2029	5,598,103
		25,767,701
	Chemicals — 2.9%
2,195,000	ARC Falcon I, Inc./Arclin USA LLC/New Arclin U.S. Holding Corp., 9.750%, 3/01/2033(c)	2,110,887
1,745,000	Ashland, Inc., 3.375%, 9/01/2031(c)	1,623,958
1,808,000	Chemours Co., 5.750%, 11/15/2028(c)	1,806,539
805,000	Hercules LLC, 6.500%, 6/30/2029	810,329
777,000	Perimeter Holdings LLC, 6.250%, 1/15/2034(c)	775,536
1,445,000	SK Invictus Intermediate II SARL, 5.000%, 10/30/2029(c)	1,416,849
		8,544,098
	Construction Machinery — 0.7%
155,000	United Rentals North America, Inc., 3.750%, 1/15/2032	143,645
1,440,000	United Rentals North America, Inc., 3.875%, 2/15/2031	1,360,583
630,000	United Rentals North America, Inc., 4.000%, 7/15/2030	602,237
35,000	United Rentals North America, Inc., 6.125%, 3/15/2034(c)	35,881
		2,142,346
	Consumer Cyclical Services — 0.9%
2,850,000	TriNet Group, Inc., 3.500%, 3/01/2029(c)	2,683,316
45,000	TriNet Group, Inc., 7.125%, 8/15/2031(c)	45,248
		2,728,564
	Diversified Manufacturing — 0.8%
771,000	Resideo Funding, Inc., 4.000%, 9/01/2029(c)	739,282
247,000	Sensata Technologies BV, 4.000%, 4/15/2029(c)	239,917
975,000	Sensata Technologies, Inc., 3.750%, 2/15/2031(c)	911,669
540,000	Sensata Technologies, Inc., 4.375%, 2/15/2030(c)	525,216
		2,416,084
	Electric — 0.8%
2,220,000	Talen Energy Supply LLC, 6.125%, 5/01/2031(c)	2,220,042
	Environmental — 0.5%
446,000	Clean Harbors, Inc., 5.125%, 7/15/2029(c)	443,596
500,000	GFL Environmental, Inc., 4.000%, 8/01/2028(c)	488,179
305,000	GFL Environmental, Inc., 4.375%, 8/15/2029(c)	296,476
230,000	GFL Environmental, Inc., 6.750%, 1/15/2031(c)	236,619
		1,464,870
	Finance Companies — 2.1%
1,797,000	Azorra Finance Ltd., 7.250%, 1/15/2031(c)	1,846,290
975,000	Azorra Finance Ltd., 7.750%, 4/15/2030(c)	1,011,291
330,000	Freedom Mortgage Holdings LLC, 7.875%, 4/01/2033(c)	321,823

Principal Amount	Description	Value (†)

	Finance Companies — continued
$295,000	Freedom Mortgage Holdings LLC, 8.375%, 4/01/2032(c)	$300,072
1,035,000	Freedom Mortgage Holdings LLC, 9.125%, 5/15/2031(c)	1,070,086
1,552,000	Freedom Mortgage Holdings LLC, 9.250%, 2/01/2029(c)	1,603,806
		6,153,368
	Financial Other — 0.7%
1,112,000	Burford Capital Global Finance LLC, 7.500%, 7/15/2033(c)	943,143
1,015,000	Burford Capital Global Finance LLC, 8.500%, 1/15/2034(c)	889,647
195,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 5.250%, 5/15/2027	192,729
103,666	Kaisa Group Holdings Ltd., 6.250% PIK and/or 5.250% Cash, 12/28/2028(c)(e)	1,722
178,102	Kaisa Group Holdings Ltd., 6.500% PIK and/or 5.500% Cash, 12/28/2029(c)(e)	3,117
214,930	Kaisa Group Holdings Ltd., 6.750% PIK and/or 5.750% Cash, 12/28/2030(c)(e)	3,224
315,150	Kaisa Group Holdings Ltd., 7.000% PIK and/or 6.000% Cash, 12/28/2031(c)(e)	4,333
296,584	Kaisa Group Holdings Ltd., 7.250% PIK and/or 6.250% Cash, 12/28/2032(c)(e)	3,959
70,912	Kaisa Group Holdings Ltd., 7.721% PIK and/or 6.721% Cash, 12/28/2028(c)(e)	1,241
6,229	Shimao Group Holdings Ltd., 6.000% PIK and/or 5.000% Cash, 7/21/2031(c)(e)	86
		2,043,201
	Food & Beverage — 1.5%
275,000	HLF Financing SARL LLC/Herbalife International, Inc., 4.875%, 6/01/2029(c)	257,458
150,000	Lamb Weston Holdings, Inc., 4.125%, 1/31/2030(c)	143,838
1,305,000	Lamb Weston Holdings, Inc., 4.375%, 1/31/2032(c)	1,227,057
390,000	Lamb Weston Holdings, Inc., 4.875%, 5/15/2028(c)	387,424
1,262,000	Performance Food Group, Inc., 4.250%, 8/01/2029(c)	1,224,980
1,270,000	Viking Baked Goods Acquisition Corp., 8.625%, 11/01/2031(c)	1,283,724
		4,524,481
	Gaming — 0.6%
1,830,000	Genting New York LLC/GENNY Capital, Inc., 7.250%, 10/01/2029(c)	1,882,437
	Health Care REITs — 0.2%
605,000	MPT Operating Partnership LP/MPT Finance Corp., 8.500%, 2/15/2032(c)	619,393
	Health Insurance — 2.5%
4,556,000	Centene Corp., 3.375%, 2/15/2030	4,246,119
237,000	Centene Corp., 4.625%, 12/15/2029	229,901
745,000	Humana, Inc., (fixed rate to 6/15/2031, variable rate thereafter), 6.625%, 9/15/2056	742,762
1,526,000	Molina Healthcare, Inc., 3.875%, 11/15/2030(c)	1,423,069
815,000	Molina Healthcare, Inc., 6.500%, 2/15/2031(c)	829,095
		7,470,946
	Healthcare — 2.0%
290,000	Accendra Health, Inc., 6.625%, 4/01/2030(c)	171,100
1,080,000	Avantor Funding, Inc., 3.875%, 11/01/2029(c)	1,031,059
745,000	DaVita, Inc., 3.750%, 2/15/2031(c)	690,254
180,000	DaVita, Inc., 4.625%, 6/01/2030(c)	174,376
890,000	LifePoint Health, Inc., 5.375%, 1/15/2029(c)	853,838
Principal Amount	Description	Value (†)

	Healthcare — continued
$1,186,000	LifePoint Health, Inc., 7.000%, 5/01/2034(c)	$1,136,736
727,000	Radiology Partners, Inc., 8.500%, 7/15/2032(c)	758,697
1,113,000	TEAM Services Holding, Inc., 9.000%, 2/15/2033(c)	1,126,456
		5,942,516
	Home Construction — 2.0%
200,000	Corp. GEO SAB de CV, 8.875%, 3/27/2022(a)(c)(f)	—
980,000	Mattamy Group Corp., 6.000%, 12/15/2033(c)	940,709
1,295,000	Taylor Morrison Communities, Inc., 5.125%, 8/01/2030(c)	1,296,558
345,000	Taylor Morrison Communities, Inc., 5.750%, 1/15/2028(c)	348,773
3,345,000	Taylor Morrison Communities, Inc., 5.750%, 11/15/2032(c)	3,442,500
		6,028,540
	Independent Energy — 4.1%
633,000	Chord Energy Corp., 6.000%, 10/01/2030(c)	635,674
2,785,000	Chord Energy Corp., 6.750%, 3/15/2033(c)	2,826,235
150,000	Crescent Energy Finance LLC, 7.375%, 1/15/2033(c)	149,099
1,225,000	Crescent Energy Finance LLC, 7.625%, 4/01/2032(c)	1,234,877
1,957,000	Crescent Energy Finance LLC, 7.875%, 4/15/2032(c)	1,981,531
150,000	Energean Israel Finance Ltd., 5.375%, 3/30/2028	148,373
35,000	Leviathan Bond Ltd., 6.500%, 6/30/2027	35,140
1,038,000	Matador Resources Co., 6.250%, 4/15/2033(c)	1,034,220
420,000	Matador Resources Co., 6.500%, 4/15/2032(c)	422,293
1,677,000	Northern Oil & Gas, Inc., 8.750%, 6/15/2031(c)	1,727,310
578,000	Saturn Oil & Gas, Inc., 9.625%, 6/15/2029(c)	602,610
1,257,000	SM Energy Co., 8.625%, 11/01/2030(c)	1,320,123
168,000	SM Energy Co., 8.750%, 7/01/2031(c)	175,482
		12,292,967
	Industrial Other — 1.5%
495,000	Arcosa, Inc., 4.375%, 4/15/2029(c)	486,877
360,000	Arcosa, Inc., 6.875%, 8/15/2032(c)	375,531
803,000	Brundage-Bone Concrete Pumping Holdings, Inc., 7.500%, 2/01/2032(c)	833,090
810,000	Granite Construction, Inc., 6.375%, 6/15/2034(c)	823,650
1,879,000	TopBuild Corp., 5.625%, 1/31/2034(c)	1,897,283
		4,416,431
	Leisure — 1.1%
2,045,000	Kingpin Intermediate Holdings LLC, 7.250%, 10/15/2032(c)	1,724,171
1,550,000	Lindblad Expeditions LLC, 7.000%, 9/15/2030(c)	1,602,610
		3,326,781
	Life Insurance — 0.8%
2,314,000	APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Investor 2 LLC, 7.875%, 11/01/2029(c)	2,343,156
	Lodging — 3.1%
1,945,000	Hilton Domestic Operating Co., Inc., 3.625%, 2/15/2032(c)	1,780,205
205,000	Hilton Domestic Operating Co., Inc., 4.000%, 5/01/2031(c)	193,715
395,000	Hilton Domestic Operating Co., Inc., 5.500%, 3/31/2034(c)	391,613
2,307,000	Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc., 6.625%, 1/15/2032(c)	2,341,284
880,000	Travel & Leisure Co., 4.500%, 12/01/2029(c)	851,463
695,000	Travel & Leisure Co., 4.625%, 3/01/2030(c)	672,938
2,000	Travel & Leisure Co., 6.000%, 4/01/2027	2,003
624,000	Travel & Leisure Co., 6.125%, 9/01/2033(c)	617,548

Principal Amount	Description	Value (†)

	Lodging — continued
$1,300,000	Travel & Leisure Co., 6.250%, 6/01/2031(c)	$1,307,935
1,184,000	Wyndham Hotels & Resorts, Inc., 5.625%, 3/01/2033(c)	1,168,562
		9,327,266
	Media Entertainment — 3.1%
1,220,000	Discovery Communications LLC, 3.625%, 5/15/2030	1,134,596
530,000	Discovery Communications LLC, 6.350%, 6/01/2040	439,900
1,621,000	Discovery Global Holdings, Inc., 4.279%, 3/15/2032	1,454,604
720,000	Discovery Global Holdings, Inc., 5.050%, 3/15/2042	527,451
1,572,000	Dotdash Meredith, Inc., 7.625%, 6/15/2032(c)	1,487,940
382,750	iHeartCommunications, Inc., 7.750%, 8/15/2030(c)	357,274
73,000	iHeartCommunications, Inc., 9.125%, 5/01/2029(c)	70,836
845,000	OAK-Eagle Acquireco, Inc., 7.250%, 7/01/2033(c)	883,964
573,000	Paramount Global, 4.950%, 1/15/2031	532,626
511,000	Paramount Global, 7.875%, 7/30/2030	536,683
1,920,000	Paramount Global, (fixed rate to 3/30/2027, variable rate thereafter), 6.375%, 3/30/2062	1,640,592
		9,066,466
	Metals & Mining — 3.0%
441,000	Carpenter Technology Corp., 5.625%, 3/01/2034(c)	440,666
370,000	Commercial Metals Co., 3.875%, 2/15/2031	346,678
925,000	Commercial Metals Co., 4.125%, 1/15/2030	896,421
880,000	Commercial Metals Co., 4.375%, 3/15/2032	830,945
299,000	Commercial Metals Co., 5.750%, 11/15/2033(c)	297,234
745,000	Commercial Metals Co., 6.000%, 12/15/2035(c)	743,071
830,000	Compass Minerals International, Inc., 8.000%, 7/01/2030(c)	875,317
744,000	Fortescue Treasury Pty. Ltd., 4.375%, 4/01/2031(c)	707,847
615,000	GrafTech Finance, Inc., 4.625%, 12/23/2029(c)	393,108
857,000	Hybar LLC, 7.375%, 7/01/2034(c)	861,159
1,507,000	Mineral Resources Ltd., 9.250%, 10/01/2028(c)	1,555,907
750,000	Novelis Corp., 4.750%, 1/30/2030(c)	725,507
289,000	WS Escrow LLC, 7.750%, 6/01/2033(c)	296,750
		8,970,610
	Midstream — 6.0%
1,899,000	Antero Midstream Partners LP/Antero Midstream Finance Corp., 5.750%, 7/01/2034(c)	1,875,252
1,620,000	CQP Holdco LP/BIP-V Chinook Holdco LLC, 5.500%, 6/15/2031(c)	1,590,119
500,000	CQP Holdco LP/BIP-V Chinook Holdco LLC, 7.500%, 12/15/2033(c)	522,671
1,520,000	Delek Logistics Partners LP/Delek Logistics Finance Corp., 6.875%, 6/01/2034(c)	1,512,834
1,350,000	Energy Transfer LP, (fixed rate to 2/15/2029, variable rate thereafter), 8.000%, 5/15/2054	1,433,099
1,485,000	Sunoco LP, 5.375%, 7/15/2031(c)	1,464,780
884,000	Sunoco LP, 5.625%, 3/15/2031(c)	877,552
504,000	Sunoco LP, 7.250%, 5/01/2032(c)	522,805
1,500,000	Venture Global LNG, Inc., (fixed rate to 9/30/2029, variable rate thereafter), 9.000%(c)(d)	1,464,473
128,000	Venture Global Plaquemines LNG LLC, 6.125%, 12/15/2030(c)	130,964
2,122,000	Venture Global Plaquemines LNG LLC, 6.500%, 1/15/2034(c)	2,211,086
65,000	Venture Global Plaquemines LNG LLC, 6.500%, 6/15/2034(c)	67,715
1,080,000	Venture Global Plaquemines LNG LLC, 6.750%, 1/15/2036(c)	1,145,120
Principal Amount	Description	Value (†)

	Midstream — continued
$2,140,000	Venture Global Plaquemines LNG LLC, 7.500%, 5/01/2033(c)	$2,348,678
565,000	Venture Global Plaquemines LNG LLC, 7.750%, 5/01/2035(c)	633,632
		17,800,780
	Non-Agency Commercial Mortgage-Backed Securities — 0.1%
91,504	CG-CCRE Commercial Mortgage Trust, Series 2014-FL2, Class COL1, 1 mo. USD SOFR + 3.614%, 7.240%, 11/15/2031(b)(c)(g)	14,084
320,265	CG-CCRE Commercial Mortgage Trust, Series 2014-FL2, Class COL2, 1 mo. USD SOFR + 4.614%, 8.240%, 11/15/2031(b)(c)(g)	16,442
170,000	GS Mortgage Securities Trust, Series 2014-GC22, Class D, 4.710%, 6/10/2047(b)(c)(g)	22,012
295,000	MSBAM Commercial Mortgage Securities Trust, Series 2012-CKSV, Class C, 4.422%, 10/15/2030(b)(c)(g)	22,867
91,798	Starwood Retail Property Trust, Series 2014-STAR, Class A, Prime + 0.000%, 6.750%, 11/15/2027(b)(c)	55,075
320,000	Starwood Retail Property Trust, Series 2014-STAR, Class D, Prime + 0.000%, 6.750%, 11/15/2027(a)(b)(c)(g)	1,600
350,000	Starwood Retail Property Trust, Series 2014-STAR, Class E, Prime + 0.000%, 6.750%, 11/15/2027(a)(b)(c)(g)	700
158,612	WFRBS Commercial Mortgage Trust, Series 2011-C3, Class D, 6.050%, 3/15/2044(b)(c)(g)	57,095
		189,875
	Oil Field Services — 2.5%
512,000	Oceaneering International, Inc., 6.000%, 2/01/2028	519,329
380,000	Oceaneering International, Inc., 6.000%, 2/01/2028	385,440
1,230,000	Oceaneering International, Inc., 6.875%, 7/15/2034(c)	1,249,392
1,085,000	Solaris Energy Infrastructure LLC, 6.375%, 5/15/2031(c)	1,097,106
206,154	Transocean Aquila Ltd., 8.000%, 9/30/2028(c)	210,896
2,132,000	WBI Operating LLC, 6.250%, 10/15/2030(c)	2,143,854
1,729,000	Weatherford International Ltd., 6.750%, 10/15/2033(c)	1,764,091
		7,370,108
	Packaging — 1.7%
1,205,000	Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 3.250%, 9/01/2028(c)	1,153,873
3,824,000	Ball Corp., 5.500%, 9/15/2033	3,847,648
		5,001,521
	Pharmaceuticals — 1.8%
2,143,000	Bausch Health Cos., Inc., 4.875%, 6/01/2028(c)	1,981,504
679,000	Bausch Health Cos., Inc., 11.000%, 9/30/2028(c)	691,439
3,007,000	Teva Pharmaceutical Finance Netherlands III BV, 4.100%, 10/01/2046	2,321,026
300,000	Teva Pharmaceutical Finance Netherlands III BV, 6.000%, 12/01/2032	311,293
		5,305,262
	Property & Casualty Insurance — 4.0%
1,093,000	Acrisure LLC/Acrisure Finance, Inc., 4.250%, 2/15/2029(c)	997,378
1,021,000	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 6.500%, 10/01/2031(c)	1,018,200

Principal Amount	Description	Value (†)

	Property & Casualty Insurance — continued
$801,000	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 7.000%, 1/15/2031(c)	$814,023
3,621,000	Ardonagh Finco Ltd., 7.750%, 2/15/2031(c)	3,661,798
2,230,000	Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance, 7.125%, 5/15/2031(c)	2,239,662
1,473,000	CRC Insurance Group LLC, 7.125%, 6/01/2031(c)	1,468,303
677,000	Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/Howden U.S. Refinance LLC, 8.125%, 2/15/2032(c)	606,848
1,030,000	Liberty Mutual Group, Inc., 4.300%, 2/01/2061(c)	658,458
247,000	Ryan Specialty LLC, 5.875%, 8/01/2032(c)	243,013
		11,707,683
	Refining — 0.8%
1,190,000	CVR Energy, Inc., 7.875%, 2/15/2034(c)	1,177,287
1,179,000	PBF Holding Co. LLC/PBF Finance Corp., 9.875%, 3/15/2030(c)	1,260,572
		2,437,859
	Restaurants — 2.6%
1,540,000	1011778 BC ULC/New Red Finance, Inc., 3.875%, 1/15/2028(c)	1,511,055
1,490,000	1011778 BC ULC/New Red Finance, Inc., 4.000%, 10/15/2030(c)	1,406,633
460,000	1011778 BC ULC/New Red Finance, Inc., 4.375%, 1/15/2028(c)	454,776
30,000	1011778 BC ULC/New Red Finance, Inc., 5.625%, 9/15/2029(c)	30,157
1,115,000	1011778 BC ULC/New Red Finance, Inc., 6.125%, 6/15/2029(c)	1,131,731
1,110,000	Yum! Brands, Inc., 3.625%, 3/15/2031	1,033,108
290,000	Yum! Brands, Inc., 4.625%, 1/31/2032	277,500
1,980,000	Yum! Brands, Inc., 4.750%, 1/15/2030(c)	1,947,537
		7,792,497
	Retailers — 2.4%
2,515,000	Global Auto Holdings Ltd./AAG FH U.K. Ltd., 8.375%, 1/15/2029(c)	2,476,495
560,000	Global Auto Holdings Ltd./AAG FH U.K. Ltd., 11.500%, 8/15/2029(c)	579,601
105,000	Michaels Cos., Inc., 8.500%, 3/15/2033(c)	104,002
1,025,000	Murphy Oil USA, Inc., 3.750%, 2/15/2031(c)	958,746
2,310,000	PetSmart LLC/PetSmart Finance Corp., 7.500%, 9/15/2032(c)	2,310,503
730,000	Wayfair LLC, 7.750%, 9/15/2030(c)	767,406
		7,196,753
	Technology — 8.2%
920,000	CACI International, Inc., 6.375%, 6/15/2033(c)	933,082
575,000	ELK Grove Village Property LLC, 7.500%, 6/15/2031(c)	578,885
40,000	Entegris, Inc., 3.625%, 5/01/2029(c)	38,242
315,000	Entegris, Inc., 4.375%, 4/15/2028(c)	310,567
1,664,000	Fair Isaac Corp., 6.000%, 5/15/2033(c)	1,638,588
1,088,000	Fair Isaac Corp., 6.250%, 9/15/2034(c)	1,071,657
999,000	Flash Compute LLC, 7.250%, 12/31/2030(c)	1,027,194
640,955	GoTo Group, Inc., 5.500%, 5/01/2028(c)	492,350
2,988,000	Ingram Micro, Inc., 4.750%, 5/15/2029(c)	2,934,539
205,000	Iron Mountain, Inc., 7.000%, 2/15/2029(c)	208,870
2,362,000	Neptune Bidco U.S., Inc., 9.290%, 4/15/2029(c)	2,408,822
1,329,000	Open Text Corp., 3.875%, 12/01/2029(c)	1,221,942
2,515,000	Open Text Holdings, Inc., 4.125%, 2/15/2030(c)	2,303,870
975,000	Open Text Holdings, Inc., 4.125%, 12/01/2031(c)	855,939
Principal Amount	Description	Value (†)

	Technology — continued
$1,514,000	PR RNO Property Owner 1 LLC, 6.500%, 5/01/2031(c)	$1,511,815
1,047,000	Sabre Financial Borrower LLC, 11.125%, 6/15/2029(c)	1,105,061
1,321,000	Science Applications International Corp., 5.875%, 11/01/2033(c)	1,301,033
780,000	Seagate Data Storage Technology Pte. Ltd., 4.091%, 6/01/2029(c)	759,080
959,000	Seagate Data Storage Technology Pte. Ltd., 4.125%, 1/15/2031(c)	912,249
145,000	Seagate Data Storage Technology Pte. Ltd., 5.750%, 12/01/2034(c)	147,984
900,000	Seagate Data Storage Technology Pte. Ltd., 5.875%, 7/15/2030	915,986
140,000	Seagate Data Storage Technology Pte. Ltd., 8.250%, 12/15/2029(c)	146,392
758,000	UKG, Inc., 6.875%, 2/01/2031(c)	736,381
774,000	Ziff Davis, Inc., 4.625%, 10/15/2030(c)	727,629
		24,288,157
	Wirelines — 0.2%
865,000	Altice Financing SA, 5.000%, 1/15/2028(c)	609,812
	Total Non-Convertible Bonds (Identified Cost $244,582,327)	239,668,114

Convertible Bonds — 2.5%
	Cable Satellite — 0.2%
124,146	EchoStar Corp., 3.875% PIK and/or 3.875% Cash, 11/30/2030(e)	387,646
53,000	Sirius XM Holdings, Inc., 3.750%, 3/15/2028	60,658
		448,304
	Consumer Cyclical Services — 0.3%
110,000	Compass, Inc., 0.250%, 4/15/2031(c)	119,460
166,000	DoorDash, Inc., Zero Coupon, 5/15/2030	163,510
149,000	Lyft, Inc., Zero Coupon, 9/15/2030(c)	145,722
396,000	Uber Technologies, Inc., Series 2028, 0.875%, 12/01/2028	473,616
		902,308
	Consumer Products — 0.1%
174,000	Spectrum Brands, Inc., 3.375%, 6/01/2029	180,908
	Diversified Manufacturing — 0.1%
63,000	Advanced Energy Industries, Inc., Zero Coupon, 5/15/2031(c)	68,849
52,000	Bloom Energy Corp., Zero Coupon, 11/15/2030(c)	95,082
86,000	Itron, Inc., 1.375%, 7/15/2030	85,651
		249,582
	Electric — 0.2%
115,000	Evergy, Inc., 4.500%, 12/15/2027	163,576
188,000	FirstEnergy Corp., 3.875%, 1/15/2031	208,718
130,000	Pinnacle West Capital Corp., 4.750%, 6/15/2027	154,906
		527,200
	Environmental — 0.0%
101,000	Tetra Tech, Inc., 2.250%, 8/15/2028	106,100
	Financial Other — 0.2%
300,000	IREN Ltd., Series 33, 1.000%, 6/01/2033(c)	330,900
61,642	Kaisa Group Holdings Ltd., Zero Coupon, 12/31/2026(c)	154
77,056	Kaisa Group Holdings Ltd., Zero Coupon, 12/31/2027(c)	193

Principal Amount	Description	Value (†)

	Financial Other — continued
$123,285	Kaisa Group Holdings Ltd., Zero Coupon, 12/31/2028(c)	$308
123,285	Kaisa Group Holdings Ltd., Zero Coupon, 12/31/2029(c)	308
154,107	Kaisa Group Holdings Ltd., Zero Coupon, 12/31/2030(c)	385
154,107	Kaisa Group Holdings Ltd., Zero Coupon, 12/31/2031(c)	385
290,733	Kaisa Group Holdings Ltd., Zero Coupon, 12/31/2032(c)	727
516,600	Shimao Group Holdings Ltd., Zero Coupon, 7/21/2026(c)	9,041
442,344	Sunac China Holdings Ltd., Zero Coupon, 6/23/2026(c)	49,764
326,845	Sunac China Holdings Ltd., Zero Coupon, 6/23/2028(c)	52,295
		444,460
	Food & Beverage — 0.0%
109,000	Post Holdings, Inc., 2.500%, 8/15/2027	112,815
	Industrial Other — 0.1%
95,000	Fluor Corp., 1.125%, 8/15/2029	125,685
83,000	Granite Construction, Inc., 3.250%, 6/15/2030	173,636
		299,321
	Leisure — 0.0%
61,000	NCL Corp. Ltd., 0.875%, 4/15/2030	67,939
	Metals & Mining — 0.1%
112,000	B2Gold Corp., 2.750%, 2/01/2030(c)	155,624
	Midstream — 0.0%
100,000	UGI Corp., 5.000%, 6/01/2028	133,810
	Pharmaceuticals — 0.2%
61,000	Arrowhead Pharmaceuticals, Inc., Zero Coupon, 1/15/2032	72,815
107,000	Halozyme Therapeutics, Inc., 0.875%, 11/15/2032(c)	117,572
108,000	Indivior Pharmaceuticals, Inc., 0.625%, 3/15/2031(c)	131,263
113,000	Ligand Pharmaceuticals, Inc., 0.750%, 10/01/2030(c)	193,230
82,000	Zoetis, Inc., 0.250%, 6/15/2029(c)	74,418
		589,298
	Restaurants — 0.0%
54,000	Cheesecake Factory, Inc., 2.000%, 3/15/2030	68,715
	Retail REITs — 0.0%
70,000	Federal Realty OP LP, 3.250%, 1/15/2029(c)	77,070
	Retailers — 0.1%
120,000	Burlington Stores, Inc., 1.250%, 12/15/2027	190,980
145,000	Etsy, Inc., 1.000%, 6/15/2030	168,084
49,000	Freshpet, Inc., 3.000%, 4/01/2028	56,840
		415,904
	Technology — 0.9%
146,000	Amkor Technology, Inc., Zero Coupon, 7/15/2031(c)	174,003
162,000	Ciena Corp., Zero Coupon, 9/15/2031(c)	170,505
87,000	Cloudflare, Inc., Zero Coupon, 6/15/2030	110,055
100,000	CyberArk Software Ltd., Zero Coupon, 6/15/2030	166,195
110,000	Guidewire Software, Inc., 1.250%, 11/01/2029	105,600
45,000	InterDigital, Inc., 3.500%, 6/01/2027	164,632
31,000	Lumentum Holdings, Inc., 0.375%, 3/15/2032(c)	142,988
108,000	Microchip Technology, Inc., Zero Coupon, 2/15/2030(c)	124,310
73,000	MKS, Inc., 1.250%, 6/01/2030	214,880
Principal Amount	Description	Value (†)

	Technology — continued
$87,000	Nova Ltd., Zero Coupon, 9/15/2030(c)	$160,685
134,000	Nutanix, Inc., 0.500%, 12/15/2029	131,776
108,000	Onto Innovation, Inc., Zero Coupon, 6/01/2031(c)	142,674
202,000	Rubrik, Inc., Zero Coupon, 6/15/2030	206,242
10,000	Seagate HDD Cayman, 3.500%, 6/01/2028	116,665
111,000	SiTime Corp., Zero Coupon, 6/15/2031	122,823
150,000	Snowflake, Inc., Zero Coupon, 10/01/2029	265,215
		2,519,248
	Total Convertible Bonds (Identified Cost $7,848,281)	7,298,606
	Total Bonds and Notes (Identified Cost $252,430,608)	246,966,720

Senior Loans — 9.0%
	Automotive — 0.0%
104,509	First Brands Group LLC, 2021 Term Loan, 10.764% PIK, 3/30/2027(e)(f)	55
146,784	First Brands Group LLC, 2022 Incremental Term Loan, 1 mo. USD SOFR + 7.114%, 10.764%, 3/30/2027(f)	76
100,101	First Brands Group LLC, 2025 DIP Term Loan, 13.645% PIK, 6/29/2027(e)(f)(h)	14,640
288,429	First Brands Group LLC, 2025 PIK DIP Roll-Up Term Loan B, 10.645% PIK, 6/29/2027(e)(f)(h)	95
		14,866
	Brokerage — 0.7%
660,000	Citadel Securities LP, 2026 Term Loan B, 3 mo. USD SOFR + 2.000%, 5.661%, 6/10/2033(b)(h)	658,396
1,460,649	Edelman Financial Center LLC, 2026 Term Loan B, 1 mo. USD SOFR + 4.000%, 7.644%, 12/01/2031(b)(h)	1,463,614
		2,122,010
	Chemicals — 0.3%
782,912	Innophos, Inc., 2020 Term Loan B, 1 mo. USD SOFR + 4.250%, 8.008%, 3/16/2029(b)(h)	745,238
	Consumer Cyclical Services — 1.1%
1,868,653	Horizon U.S. Finco LP, Term Loan B, 3 mo. USD SOFR + 4.750%, 8.413%, 10/31/2031(b)(h)	1,742,519
1,382,916	PUG LLC, 2024 Extended Term Loan B, 1 mo. USD SOFR + 4.750%, 8.394%, 3/15/2030(b)	1,390,259
		3,132,778
	Healthcare — 1.3%
1,482,873	Bausch & Lomb Corp., 2025 Repriced Term Loan, 1 mo. USD SOFR + 3.750%, 7.394%, 1/15/2031(b)(h)	1,484,727
563,332	IVC Acquisition Ltd., 2025 USD Repriced Term Loan B, 3 mo. USD SOFR + 3.750%, 7.482%, 12/12/2028(b)(h)	558,167
305,000	Team Services Group, 2026 Term Loan B, 3 mo. USD SOFR + 5.250%, 8.982%, 3/31/2033(b)(h)	297,662
73,552	U.S. Fertility Enterprises LLC, 2025 Delayed Draw Term Loan, 3.500%, 12/30/2032(i)	73,659
1,437,237	U.S. Fertility Enterprises LLC, 2025 Term Loan, 3 mo. USD SOFR + 3.500%, 6.975%, 12/30/2032(b)(h)	1,439,335
		3,853,550

Principal Amount	Description	Value (†)

	Media Entertainment — 0.6%
$1,110,231	Discovery Global Holdings, Inc., 2026 USD Term Loan B, 1 mo. USD SOFR + 2.500%, 6.144%, 6/03/2033(b)(h)	$1,110,131
735,000	Electronic Arts, Inc., USD Term Loan B, 3/24/2033(j)	736,580
		1,846,711
	Metals & Mining — 0.8%
312,667	GrafTech Finance, Inc., 2024 Delayed Draw Term Loan, 1 mo. USD SOFR + 6.000%, 9.639%, 12/21/2029(b)(h)	298,675
547,167	GrafTech Finance, Inc., 2024 Term Loan, 3 mo. USD SOFR + 6.000%, 9.667%, 12/21/2029(b)(h)	522,682
1,669,000	Worthington Steel, Inc., Term Loan B, 1 mo. USD SOFR + 4.000%, 7.621%, 6/01/2033(b)(h)	1,663,793
		2,485,150
	Paper — 0.8%
2,290,000	Mativ Holdings, Inc., 2026 Term Loan B, 1 mo. USD SOFR + 4.500%, 8.144%, 4/04/2033(b)(h)	2,290,000
	Property & Casualty Insurance — 0.7%
973,243	Acrisure LLC, 2024 1st Lien Term Loan B6, 1 mo. USD SOFR + 3.000%, 6.644%, 11/06/2030(b)(h)	878,351
710,868	Ardonagh Midco 3 PLC, 2024 USD Term Loan B, USD SOFR + 3.000%, 6.690%, 2/15/2031(b)(h)	686,435
67,821	Asurion LLC, 2023 Term Loan B11, 3 mo. USD SOFR + 4.250%, 8.013%, 8/19/2028(b)(h)	67,712
557,379	Truist Insurance Holdings LLC, 2nd Lien Term Loan, 3 mo. USD SOFR + 4.750%, 8.482%, 5/06/2032(b)(h)	539,265
		2,171,763
	Retailers — 0.4%
1,258,072	Tory Burch LLC, 2026 Term Loan B, 1 mo. USD SOFR + 4.000%, 7.644%, 4/30/2031(b)(h)	1,252,046
	Supermarkets — 0.3%
989,136	Northeast Grocery, Inc., Term Loan B, 3 mo. USD SOFR + 7.500%, 11.141%, 12/13/2028(b)(h)	993,666
	Technology — 2.0%
274,056	CoreWeave Financing DDTL V LLC, Delayed Draw Term Loan, 0.500%, 11/17/2031(i)	279,480
150,944	CoreWeave Financing DDTL V LLC, Delayed Draw Term Loan, 3 mo. USD SOFR + 4.500%, 0.500%, 11/17/2031(b)	153,931
769,072	Cyberswift U.S. Finco LLC, Term Loan B, 10/08/2032(j)	765,227
233,229	Darktrace PLC, 1st Lien Term Loan, 3 mo. USD SOFR + 3.250%, 6.927%, 10/09/2031(b)	212,121
925,000	Darktrace PLC, 2nd Lien Term Loan, 3 mo. USD SOFR + 5.250%, 8.927%, 10/09/2032(b)(h)	838,087
2,175,000	Dayforce, Inc., 2026 Term Loan, 3 mo. USD SOFR + 3.000%, 6.663%, 2/04/2033(b)(h)	1,976,227
219,078	GoTo Group, Inc., 2024 First Out Term Loan, 3 mo. USD SOFR + 4.750%, 8.579%, 4/28/2028(b)(h)	181,469
337,840	Project Alpha Intermediate Holding, Inc., 2024 1st Lien Term Loan B, 3 mo. USD SOFR + 3.250%, 6.982%, 10/26/2030(b)(h)	243,160
1,320,000	Vantor Holdings, Inc., 1st Lien Term Loan, 6 mo. USD SOFR + 4.500%, 8.118%, 3/03/2033(b)(h)	1,323,300
		5,973,002
	Total Senior Loans (Identified Cost $27,863,788)	26,880,780

Shares	Description	Value (†)
Common Stocks— 1.7%
	Aerospace & Defense — 0.1%
281	General Electric Co.	$105,018
304	Howmet Aerospace, Inc.	81,734
		186,752
	Air Freight & Logistics — 0.0%
411	United Parcel Service, Inc., Class B	44,183
	Banks — 0.1%
679	Citigroup, Inc.	95,033
582	PNC Financial Services Group, Inc.	143,300
2,488	U.S. Bancorp	150,275
		388,608
	Biotechnology — 0.3%
449	AbbVie, Inc.	112,987
11,746	BioMarin Pharmaceutical, Inc.(g)	672,106
659	Gilead Sciences, Inc.	83,258
		868,351
	Capital Markets — 0.1%
203	CME Group, Inc.	44,829
207	Moody's Corp.	93,754
732	Morgan Stanley	153,017
		291,600
	Chemicals — 0.0%
1,289	Corteva, Inc.	109,165
	Consumer Staples Distribution & Retail — 0.0%
101	Costco Wholesale Corp.	94,482
	Containers & Packaging — 0.0%
101	Packaging Corp. of America	24,066
	Diversified Telecommunication Services — 0.0%
3,550	Comcast Corp., Class A	87,153
	Electric Utilities — 0.1%
853	Duke Energy Corp.	107,973
558	NRG Energy, Inc.	81,501
		189,474
	Electrical Equipment — 0.0%
585	Emerson Electric Co.	83,743
	Electronic Equipment, Instruments & Components — 0.0%
628	Amphenol Corp., Class A	110,729
	Energy Equipment & Services — 0.0%
90	McDermott International Ltd.(g)	1,980
	Financial Services — 0.0%
262	Mastercard, Inc., Class A	134,563
	Health Care Providers & Services — 0.0%
122	Cencora, Inc.	34,524
66	Elevance Health, Inc.	25,524
108	UnitedHealth Group, Inc.	44,888
		104,936
	Hotels, Restaurants & Leisure — 0.1%
628	Booking Holdings, Inc.	111,935
487	Royal Caribbean Cruises Ltd.	154,637
		266,572
	Household Durables — 0.0%
381	Garmin Ltd.	90,503

Shares	Description	Value (†)
	Household Products — 0.1%
1,226	Colgate-Palmolive Co.	$112,400
568	Kimberly-Clark Corp.	62,349
382	Procter & Gamble Co.	56,017
		230,766
	Interactive Media & Services — 0.1%
431	Alphabet, Inc., Class A	154,026
	Metals & Mining — 0.0%
2,634	Kinross Gold Corp.	62,215
	Oil, Gas & Consumable Fuels — 0.1%
843	Exxon Mobil Corp.	115,255
562	Williams Cos., Inc.	41,779
		157,034
	Pharmaceuticals — 0.1%
2,521	Bristol-Myers Squibb Co.	145,260
832	Merck & Co., Inc.	106,912
		252,172
	Real Estate Management & Development — 0.0%
170,355	Kaisa Group Holdings Ltd.(g)	1,021
	Retail REITs — 0.0%
637	Simon Property Group, Inc.	142,465
	Semiconductors & Semiconductor Equipment — 0.2%
60	ASML Holding NV	119,366
397	Broadcom, Inc.	149,967
372	Lam Research Corp.	161,199
244	Taiwan Semiconductor Manufacturing Co. Ltd., ADR	116,527
		547,059
	Software — 0.1%
356	Microsoft Corp.	132,795
429	Salesforce, Inc.	67,207
371	SAP SE, ADR	57,175
		257,177
	Specialty Retail — 0.1%
957	TJX Cos., Inc.	144,985
Shares	Description	Value (†)
	Technology Hardware, Storage & Peripherals — 0.1%
522	Apple, Inc.	$151,046
	Total Common Stocks (Identified Cost $4,875,353)	5,176,826

Preferred Stocks — 0.5%

Convertible Preferred Stocks — 0.5%
	Aerospace & Defense — 0.1%
3,300	Boeing Co., 6.000%	222,090
	Chemicals — 0.0%
2,250	Albemarle Corp., 7.250%	124,537
	Electric — 0.1%
4,406	PG&E Corp., Series A, 6.000%	182,276
	Technology — 0.3%
6,856	Alphabet, Inc., Series A, 6.250%	348,902
7,906	Alphabet, Inc., Series B, 6.250%	397,672
1,900	Oracle Corp., Series D, 6.500%	85,405
		831,979
	Total Convertible Preferred Stocks (Identified Cost $1,385,446)	1,360,882
	Total Preferred Stocks (Identified Cost $1,385,446)	1,360,882

Principal Amount
Equity-Linked Notes — 0.2%
$467,595	Barclays Bank PLC(Yum! Brands, Inc.), 9.570%, 8/21/2026(c) (Identified Cost $467,595)	481,025

Shares
Other Investments — 0.0%
Professional Services — 0.0%
918,139	CFLD Cayman Trust Units(a) (Identified Cost $4,428)	4,736

Warrants — 0.0%
22,710	McDermott International Ltd., Tranche A, Expiration on 6/30/2027(a)(g)	—
25,233	McDermott International Ltd., Tranche B, Expiration on 6/30/2027(a)(g)	—
	Total Warrants (Identified Cost $35,225)	—

Principal Amount	Description	Value (†)
Short-Term Investments — 4.9%
$5,340,219	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/2026 at 2.150% to be repurchased at $5,340,538 on 7/01/2026 collateralized by $5,419,900 U.S. Treasury Note, 3.500% due 1/31/2028 valued at $5,447,090 including accrued interest(k)	$5,340,219
525,000	U.S. Treasury Bills, 3.607%, 7/02/2026(l)	524,947
7,372,000	U.S. Treasury Bills, 3.632%–3.655%, 9/10/2026(l)(m)	7,319,005
1,501,000	U.S. Treasury Bills, 3.641%, 10/01/2026(l)(n)	1,486,673
	Total Short-Term Investments (Identified Cost $14,671,256)	14,670,844
	Total Investments — 99.5% (Identified Cost $301,733,699)	295,541,813
	Other assets less liabilities — 0.5%	1,337,831
	Net Assets — 100.0%	$296,879,644

(†)
Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. The Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Fund's Valuation Procedures. The Board of Trustees has approved a valuation designee who is subject to the
Board's oversight.
Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded most extensively. Futures contracts are valued at the closing settlement price on the exchange on which the valuation designee believes that, over time, they are traded most extensively. Shares of open-end investment companies are valued at net asset value ("NAV") per share.
Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.
Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Equity-linked notes are fair valued at bid prices supplied by an independent pricing service. Senior loans are fair valued at bid prices supplied by an independent pricing service, if available. Broker-dealer bid prices may be used to fair value debt, unlisted equities and senior loans where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment.
The Fund may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer's security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund's investments, the valuation designee may, among other things, use modeling tools or other processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund's NAV is calculated. Fair valuation by the
Fund's valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a Fund's NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.
The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Level 3 security. Value has been determined using significant unobservable inputs.
(b)
Variable rate security. Rate as of June 30, 2026 is disclosed. Issuers comprised of various lots with differing coupon rates have been aggregated for the purpose of presentation in the Portfolio of Investments and show a weighted average rate. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. These securities may not indicate a reference rate and/or spread in their description.

(c)
All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2026, the value of Rule 144A holdings amounted to
$204,067,824 or 68.7% of net assets.

(d)	Perpetual bond with no specified maturity date.
(e)	Payment–in–kind security for which the issuer, at each interest payment date, may make interest payments in cash and/or additional principal.

(f)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.
(g)	Non-income producing security.
(h)
Stated interest rate has been determined in accordance with the provisions of the loan agreement and is subject to a minimum benchmark floor rate which may range from 0.00% to 2.00%, to which the spread is added.

(i)	Unfunded, or partially unfunded, commitment.
(j)	Position is unsettled. Contract rate was not determined at June 30, 2026 and does not take effect until settlement date. Maturity date is not finalized until settlement date.
(k)
The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund's policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities. As of June 30, 2026, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

(l)	Interest rate represents discount rate at time of purchase; not a coupon rate.
(m)
The Fund's investment in U.S. Government/Agency securities is comprised of various lots with differing discount rates. These separate investments, which have the same maturity date, have been aggregated for the purpose of presentation in the Portfolio of Investments.

(n)	Security (or a portion thereof) has been pledged as collateral for open derivative contracts.

ABS	Asset-Backed Securities
ADR
An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described.
The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

DIP	Debtor In Possession
PIK	Payment-in-Kind
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
Futures Contracts
The Fund may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular instrument or index for a specified price on a specified future date.
When the Fund enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as "initial margin." As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as "variation margin," are made or received by the Fund, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When the Fund enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit the Fund's ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities or interest rates.
Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Fund are reduced; however, in the event that a counterparty enters into bankruptcy, the Fund's claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.
At June 30, 2026, the Fund had the following open long futures contracts:
Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
CBOT 2 Year U.S. Treasury Notes Futures	9/30/2026	122	$25,160,920	$25,148,203	$(12,717)
CBOT 5 Year U.S. Treasury Notes Futures	9/30/2026	64	6,827,103	6,851,000	23,897
Ultra 10 Year U.S. Treasury Notes Futures	9/21/2026	22	2,445,935	2,474,313	28,378
Total					$39,558

At June 30, 2026, the Fund had the following open short futures contracts:
Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
CBOT U.S. Long Bond Futures	9/21/2026	10	$1,101,089	$1,135,000	$(33,911)
CBOT Ultra Long-Term U.S. Treasury Bond Futures	9/21/2026	6	674,945	696,938	(21,993)
Total					$(55,904)

Fair Value Measurements
In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:
• Level 1 — quoted prices in active markets for identical assets or liabilities;
• Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and
• Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Fund's pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Fund has knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.
Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.
The following is a summary of the inputs used to value the Fund's investments as of June 30, 2026, at value:
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Bonds and Notes
Non-Convertible Bonds
ABS Home Equity	$ —	$ —	$42,522	$42,522
Home Construction	—	6,028,540	—	6,028,540
Non-Agency Commercial Mortgage-Backed Securities	—	187,575	2,300	189,875
All Other Non-Convertible Bonds(a)	—	233,407,177	—	233,407,177
Total Non-Convertible Bonds	—	239,623,292	44,822	239,668,114
Convertible Bonds(a)	—	7,298,606	—	7,298,606
Total Bonds and Notes	—	246,921,898	44,822	246,966,720
Senior Loans(a)	—	26,880,780	—	26,880,780
Common Stocks	5,176,826	—	—	5,176,826
Preferred Stocks(a)	1,360,882	—	—	1,360,882
Equity-Linked Notes	—	481,025	—	481,025
Other Investments
Professional Services	—	—	4,736	4,736
Warrants	—	—	—	—
Short-Term Investments	—	14,670,844	—	14,670,844
Total Investments	6,537,708	288,954,547	49,558	295,541,813
Futures Contracts (unrealized appreciation)	52,275	—	—	52,275
Total	$6,589,983	$288,954,547	$49,558	$295,594,088

Liability Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Futures Contracts (unrealized depreciation)	$(68,621)	$ —	$ —	$(68,621)

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of September 30, 2025 and/or June 30, 2026:

Asset Valuation Inputs
Investments in Securities	Balance as of September 30, 2025	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of June 30, 2026	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at June 30, 2026
Bonds and Notes
Non-Convertible Bonds
ABS Home Equity	$ —	$ —	$163	$(317)	$ —	$(570)	$43,246	$ —	$42,522	$(317)
Home Construction	—	—	—	—	—	—	—	—	—	—
Non-Agency Commercial Mortgage-Backed Securities	4,950	—	—	(2,650)	—	—	—	—	2,300	(2,650)
Other Investments
Professional Services	4,514	—	—	222	—	—	—	—	4,736	222
Warrants	—	—	—	—	—	—	—	—	—	—
Total	$9,464	$ —	$163	$(2,745)	$ —	$(570)	$43,246	$ —	$49,558	$(2,745)
A debt security valued at $43,246 was transferred from Level 2 to Level 3 during the period ended June 30, 2026. At September 30, 2025, this security was fair valued based on evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund's valuation policies. At June 30, 2026, this security was fair valued as determined by the Fund's valuation designee as an independent pricing service did not provide a reliable price for the security.